UNITED STATES SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. 20549
FORM 13F, FORM 13F COVER PAGE REPORT FOR THE CALENDER YEAR OR QUARTER
ENDED: DECEMBER 31, 1999.
CHECK HERE IF ADMENDAMENT{ } ;AMENDMENT NUMBER:
THIS AMENDMENT ( CHECK ONLY ONE.) : { } IS A RESTATEMENT.
                                    {X } ADDS NEW HOLDINGS ENTRIES.
INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
NAME: MOODY, ALDRICH & SULLIVAN LLC
ADDRESS: 30 ROWES WHARF, SUITE 410
         BOSTON, MA 02110
13F FILE NUMBER: 028-04634
THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM. PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:
NAME:    NEIL J. SULLIVAN
TITLE:   PRINCIPAL
PHONE:   (617) 261-6025
SIGNATURE, PLACE AND DATE OF SIGNING:
NEIL J. SULLIVAN, BOSTON, MA  FEBRUARY 1, 2000
REPORT TYPE:
{X} 13F HOLDINGS REPORT
{ } 13F NOTICE
{ } 13F COMBINATION REPORT
LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934 NEIL J. SULLIVAN

FORM 13F SUMMARY PAGE
REPORT SUMMARY:  13FHR
NUMBER OF OTHER INCLUDED MANAGERS: NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:13,521,477
FORM 13F INFORMATION TABLE VALUE TOTAL:341,617,000

LIST OF OTHER INCLUDED MANAGERS:NONE
NO. 13F FILE NUMBER NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Apache Corp                    COM              037411105     7225   195610 SH       SOLE                   195610
Arrow Electronics              COM              042735100     9488   373900 SH       SOLE                   373900
Bowater, Inc.                  COM              102183100    17091   314670 SH       SOLE                   314670
Cardinal Health                COM              14149Y108     7795   162820 SH       SOLE                   162820
Centex Corp                    COM              152312104     3359   136049 SH       SOLE                   136049
Champion Intl                  COM              158525105    21930   354070 SH       SOLE                   354070
Chris-Craft Inds               COM              170520100     7020    97333 SH       SOLE                    97333
Clayton Homes                  COM              184190106     3245   353250 SH       SOLE                   353250
Conseco                        COM              208464107     6606   370876 SH       SOLE                   370876
Cooper Tire & Rubber           COM              216831107     7003   444640 SH       SOLE                   444640
Dana Corp                      COM              235811106     5611   187440 SH       SOLE                   187440
Engelhard Corp                 COM              292845104    10218   541340 SH       SOLE                   541340
Entergy Corp                   COM              29364G103    13738   533500 SH       SOLE                   533500
Everest Reinsurance            COM              299808105     4947   221700 SH       SOLE                   221700
Federal Home Loan              COM              313400301     6459   137246 SH       SOLE                   137246
Fleetwood Ent                  COM              339099103     6824   330884 SH       SOLE                   330884
Flowers Industries             COM              343496105     6846   429530 SH       SOLE                   429530
Global Marine Inc.             COM              379352404     7670   461350 SH       SOLE                   461350
Healthcare Realty Tr           COM              421946104     3948   252660 SH       SOLE                   252660
Hollinger Inc.                 COM              435569108    10180   786890 SH       SOLE                   786890
Hon Industries Inc.            COM              438092108     5539   252480 SH       SOLE                   252480
Kaufman & Broad Hm             COM              486168107     3769   155830 SH       SOLE                   155830
Keane, Inc                     COM              486665102     7373   229500 SH       SOLE                   229500
Lennar Corp                    COM              526057104     3377   207810 SH       SOLE                   207810
MBIA Inc                       COM              55262C100     9502   179912 SH       SOLE                   179912
Nucor Corp                     COM              670346105    18756   342190 SH       SOLE                   342190
OM Group Inc                   COM              670872100    10341   300270 SH       SOLE                   300270
OfficeMax                      COM              67622M108     3909   718930 SH       SOLE                   718930
Outback Steakhouse             COM              689899102     8099   312250 SH       SOLE                   312250
Readers Digest Assoc           COM              755267101    10491   358660 SH       SOLE                   358660
Reinsurance Gr Of Am           COM              759351109     5998   216158 SH       SOLE                   216158
Scana Corp                     COM              805898103    10154   377820 SH       SOLE                   377820
Seagate Technology             COM              811804103    12457   267542 SH       SOLE                   267542
Sherwin-Williams               COM              824348106     5893   280640 SH       SOLE                   280640
Supervalu Inc                  COM              868536103     8651   432560 SH       SOLE                   432560
Tidewater Inc                  COM              886423102    10717   297692 SH       SOLE                   297692
Toys R Us Inc.                 COM              892335100     6130   428270 SH       SOLE                   428270
Trinity Industries             COM              896522109     7094   249450 SH       SOLE                   249450
Trizec Hahn Corp.              COM              896938107     8895   527108 SH       SOLE                   527108
Union Pacific Res Grp          COM              907834105     6935   543930 SH       SOLE                   543930
Wellpoint Health Net           COM              94973H108    10334   156717 SH       SOLE                   156717